Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2017.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$42,427	$85,625	$—		$128,052
Municipal	—	708,155	21,178		729,333
Corporate—public	—	2,565,223	7,312		2,572,535
Corporate—privately placed	—	1,167,218	55,978		1,223,196
Foreign government	—	179,765	—		179,765
ABS—consumer and other	—	26,603	15,205		41,808
RMBS	—	21,955	—		21,955
CMBS	—	11,408	—		11,408
Redeemable preferred stock	—	9,672	1		9,673

Total fixed income securities	42,427	4,775,624	99,674		4,917,725
Equity securities	186,446	928	7,159		194,533
Short-term investments	20,594	68,192	—		88,786
Other investments: Free-standing derivatives	—	2,885	336	$(115)	3,106
Separate account assets	293,836	—	—		293,836
Other assets	—	—	166,290		166,290

Total assets at fair value	$543,303	$4,847,629	$273,459	$(115)	$5,664,276

% of total assets at fair value	9.6%	85.6%	4.8%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(4,796)		$(4,796)
Other liabilities: Free-standing derivatives	—	(1,601)	—	$345	(1,256)

Total liabilities at fair value	$—	$(1,601)	$(4,796)	$345	$(6,052)

% of total liabilities at fair value	—%	26.5%	79.2%	(5.7)%	100%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2016.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$14,008	$127,556	$—		$141,564
Municipal	—	689,420	22,723		712,143
Corporate—public	—	2,478,958	4,091		2,483,049
Corporate—privately placed	—	1,159,461	75,713		1,235,174
Foreign government	—	192,854	—		192,854
ABS—consumer and other	—	33,277	14,803		48,080
RMBS	—	35,611	—		35,611
CMBS	—	13,796	—		13,796
Redeemable preferred stock	—	9,903	—		9,903

Total fixed income securities	14,008	4,740,836	117,330		4,872,174
Equity securities	211,521	637	5,920		218,078
Short-term investments	40,111	52,587	—		92,698
Other investments: Free-standing derivatives	—	2,414	311	$(145)	2,580
Separate account assets	290,798	—	—		290,798
Other assets	—	—	109,578		109,578

Total recurring basis assets	556,438	4,796,474	233,139	(145)	5,585,906
Non-recurring basis(1)	—	—	—		—

Total assets at fair value	$556,438	$4,796,474	$233,139	$(145)	$5,585,906

% of total assets at fair value	9.9%	85.9%	4.2%	—%	100%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(7,177)		$(7,177)
Other liabilities: Free-standing derivatives	(1)	(904)	—	$145	(760)

Total liabilities at fair value	$(1)	$(904)	$(7,177)	$145	$(7,937)

% of total liabilities at fair value	—%	11.4%	90.4%	(1.8)%	100%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2017
Other assets—Structured settlement annuity reinsurance agreement	$166,290	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 218.6 basis points	169.3 basis points
December 31, 2016
Other assets—Structured settlement annuity reinsurance agreement	$109,578	Stochastic cash flow model	Ultimate reinvestment spreads	130.7 - 218.4 basis points	169.6 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017.

($ in thousands)	Balance as of December 31, 2016	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
		Net income(1)	OCI
Assets
Fixed income securities:
Municipal	$22,723	$15	$347	$—	$—
Corporate—public	4,091	—	(64)	—	(1,565)
Corporate—privately placed	75,713	4,080	(4,520)	—	—
ABS—consumer and other	14,803	—	402	—	—
Redeemable preferred stock	—	—	—	—	—

Total fixed income securities	117,330	4,095	(3,835)	—	(1,565)
Equity securities	5,920	585	492	—	(275)
Free-standing derivatives, net	311	(54)	—	—	—
Other assets	109,578	56,712	—	—	—

Total recurring Level 3 assets	$233,139	$61,338	$(3,343)	$—	$(1,840)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,177)	$2,381	$—	$—	$—

Total recurring Level 3 liabilities	$(7,177)	$2,381	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$—	$—	$(1,907)	$21,178
Corporate—public	4,989	—	—	(139)	7,312
Corporate—privately placed	—	(18,000)	—	(1,295)	55,978
ABS—consumer and other	—	—	—	—	15,205
Redeemable preferred stock	1	—	—	—	1

Total fixed income securities	4,990	(18,000)	—	(3,341)	99,674
Equity securities	1,018	(581)	—	—	7,159
Free-standing derivatives, net	127	—	—	(48)	336
Other assets	—	—	—	—	166,290

Total recurring Level 3 assets	$6,135	$(18,581)	$—	$(3,389)	$273,459

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(4,796)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(4,796)

(1)

The effect to net income totals $63.7 million and is reported in the Statements of Operations and Comprehensive Income as follows: $60.7 million in realized capital gains and losses, $606 thousand in net investment income, $(556) thousand in interest credited to contractholder funds and $2.9 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in thousands)	Balance as of December 31, 2015	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
		Net income(1)	OCI
Assets
Fixed income securities:
Municipal	$32,286	$355	$(495)	$—	$—
Corporate—public	10,139	(2)	(14)	1,655	(7,479)
Corporate—privately placed	211,858	(4,074)	7,947	—	(131,723)
ABS—CDO	9,650	—	350	—	—
ABS—consumer and other	15,704	—	(901)	—	—

Total fixed income securities	279,637	(3,721)	6,887	1,655	(139,202)
Equity securities	6,935	(4,463)	1,001	—	—
Free-standing derivatives, net	329	(30)	—	—	—
Other assets	82,774	26,804	—	—	—

Total recurring Level 3 assets	$369,675	$18,590	$7,888	$1,655	$(139,202)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,900)	$723	$—	$—	$—

Total recurring Level 3 liabilities	$(7,900)	$723	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(7,515)	$—	$(1,908)	$22,723
Corporate—public	—	—	—	(208)	4,091
Corporate—privately placed	697	—	—	(8,992)	75,713
ABS—CDO	—	—	—	(10,000)	—
ABS—consumer and other	—	—	—	—	14,803

Total fixed income securities	697	(7,515)	—	(21,108)	117,330
Equity securities	2,987	(540)	—	—	5,920
Free-standing derivatives, net	103	—	—	(91)	311
Other assets	—	—	—	—	109,578

Total recurring Level 3 assets	$3,787	$(8,055)	$—	$(21,199)	$233,139

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,177)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,177)

(1)

The effect to net income totals $19.3 million and is reported in the Statements of Operations and Comprehensive Income as follows: $18.6 million in realized capital gains and losses, $44 thousand in net investment income, $(702) thousand in interest credited to contractholder funds and $1.4 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in thousands)	Balance as of December 31, 2014	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
		Net income(1)	OCI
Assets
Fixed income securities:
Municipal	$42,422	$336	$(1,309)	$—	$—
Corporate—public	16,035	—	(654)	—	(4,642)
Corporate—privately placed	236,530	7,611	(5,368)	—	(14,772)
ABS—CDO	9,525	—	125	—	—
ABS—consumer and other	15,820	—	(116)	—	—

Total fixed income securities	320,332	7,947	(7,322)	—	(19,414)
Equity securities	5,000	14	(565)	190	—
Free-standing derivatives, net	554	(178)	—	—	—
Other assets	84,561	(1,787)	—	—	—

Total recurring Level 3 assets	$410,447	$5,996	$(7,887)	$190	$(19,414)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,391)	$(509)	$—	$—	$—

Total recurring Level 3 liabilities	$(7,391)	$(509)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(7,256)	$—	$(1,907)	$32,286
Corporate—public	—	—	—	(600)	10,139
Corporate—privately placed	—	—	—	(12,143)	211,858
ABS—CDO	—	—	—	—	9,650
ABS—consumer and other	—	—	—	—	15,704

Total fixed income securities	—	(7,256)	—	(14,650)	279,637
Equity securities	2,569	(273)	—	—	6,935
Free-standing derivatives, net	62	—	—	(109)	329
Other assets	—	—	—	—	82,774

Total recurring Level 3 assets	$2,631	$(7,529)	$—	$(14,759)	$369,675

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(7,900)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(7,900)

(1)

The effect to net income totals $5.5 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(1.7) million in realized capital gains and losses, $7.7 million in net investment income, $283 thousand in interest credited to contractholder funds and $(792) thousand in contract benefits.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2017	2016	2015
Assets
Fixed income securities:
Municipal	$15	$16	$71
Corporate	5	(4,079)	7,611

Total fixed income securities	20	(4,063)	7,682
Free-standing derivatives, net	(55)	(30)	(178)
Equity securities	586	—	—
Other assets	56,712	26,804	(1,787)

Total recurring Level 3 assets	$57,263	$22,711	$5,717

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$2,381	$723	$(509)

Total recurring Level 3 liabilities	$2,381	$723	$(509)

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

($ in thousands)	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$629,142	$655,601	$614,380	$616,368
Cost method limited partnerships (1)	80,472	88,758	72,477	77,122

(1)

Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, cost method limited partnerships (excluding limited partnership interests accounted for on a cost recovery basis) will be measured at fair value with changes in fair value recognized in net income. The existing carrying value of these investments will increase to fair value with the offsetting adjustment recognized in retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.

Financial liabilities

($ in thousands)	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$1,944,244	$2,062,405	$2,102,051	$2,220,926
Liability for collateral	59,067	59,067	60,931	60,931